Guarantor and Non-Guarantor Financial Statements	6 Months Ended
Jun. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 15 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries, which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet (Unaudited)

June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$66,637	$—	$1	$37,551	$12,751	$16,334
Intercompany receivables - current	—	(217,266)	—	173,722	24,695	18,849
Accounts receivable, net	231,562	—	—	—	209,810	21,752
Related party receivables	23,216	—	—	—	23,216	—
Inventories	174,612	—	—	—	144,390	30,222
Assets held for sale	1,647	—	—	—	—	1,647
Deferred tax assets	29,749	—	—	1,447	27,025	1,277
Other current assets	33,499	—	—	648	26,573	6,278

Total current assets	560,922	(217,266)	1	213,368	468,460	96,359
Property, plant and equipment, net	160,042	—	—	—	122,349	37,693
Investment in subsidiaries	—	(1,103,659)	268,804	734,397	100,458	—
Goodwill	308,964	—	—	—	278,570	30,394
Other intangible assets, net	387,333	—	—	—	380,052	7,281
Intercompany receivables - non-current	—	(8,613)	—	—	8,613	—
Deferred financing costs, net	16,074	—	—	16,074	—	—
Other long-term assets	4,149	—	—	—	3,217	932

Total assets	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$126,034	$—	$—	$—	$103,559	$22,475
Current maturities of long-term debt	3,169	—	—	3,000	166	3
Related party payables	1,155	—	16	—	354	785
Intercompany payables - current	—	(217,266)	—	702	193,752	22,812
Accrued expenses and other current liabilities	114,537	—	—	14,133	90,252	10,152

Total current liabilities	244,895	(217,266)	16	17,835	388,083	56,227
Long-term debt, less current maturities	689,373	—	—	688,729	609	35
Pension and other post-retirement liabilities	117,722	—	—	—	116,897	825
Deferred tax liabilities	114,467	—	—	(11,529)	120,508	5,488
Intercompany payables - non-current	—	(8,613)	—	—		8,613
Other long-term liabilities	2,238	—	—	—	1,225	1,013
Total shareholder’s equity (deficit)	268,789	(1,103,659)	268,789	268,804	734,397	100,458

Total liabilities and shareholder’s equity (deficit)	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$252,411	$(33,801)	$—	$—	$237,559	$48,653
Cost of sales	203,315	(33,801)	—	—	194,749	42,367

Gross profit	49,096	—	—	—	42,810	6,286
Operating expenses
Selling and warehousing	(17,999)	—	—	—	(16,235)	(1,764)
General and administrative	(10,300)	—	—	(1,168)	(8,597)	(535)
Amortization of acquired intangible assets	(5,543)	—	—	—	(5,309)	(234)
Restructuring costs, net	(1,789)	—	—	—	(865)	(924)
Antitrust litigation costs	(16)	—	—	—	(16)	—

Operating income (loss)	13,449	—	—	(1,168)	11,788	2,829
Other expense
Interest expense, net	(10,683)	—	—	(13,565)	(4)	2,886
Intercompany interest	—	—	—	5,569	(5,495)	(74)
Miscellaneous, net	674	—	(2)	—	(1,378)	2,054

Income (loss) before income taxes	3,440	—	(2)	(9,164)	4,911	7,695
Income tax (expense) benefit	(1,779)	—	—	3,023	(2,970)	(1,832)

Net income (loss) before equity in earnings of subsidiaries	1,661	—	(2)	(6,141)	1,941	5,863
Equity in earnings of subsidiaries	—	(15,330)	1,663	7,804	5,863	—

Net income (loss)	$1,661	$(15,330)	$1,661	$1,663	$7,804	$5,863

Comprehensive income (loss)	$2,188	$7,055	$(21,145)	$2,190	$8,331	$5,757

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$234,601	$(29,987)	$—	$—	$222,439	$42,149
Cost of sales	181,525	(29,987)	—	—	174,562	36,950

Gross profit	53,076	—	—	—	47,877	5,199
Operating expenses
Selling and warehousing	(16,886)	—	—	—	(15,247)	(1,639)
General and administrative	(15,412)	—	5	(5,543)	(8,495)	(1,379)
Amortization of acquired intangible assets	(5,528)	—	—	—	(5,295)	(233)
Restructuring costs, net	(3,771)	—	—	—	(307)	(3,464)
Antitrust litigation costs	(354)	—	—	—	(354)	—

Operating income (loss)	11,125	—	5	(5,543)	18,179	(1,516)
Other expense
Interest expense, net	(13,844)	—	—	(13,821)	(14)	(9)
Intercompany interest	—	—	—	5,569	(5,477)	(92)
Miscellaneous, net	(1,356)	—	—	—	(1,355)	(1)

Income (loss) before income taxes	(4,075)	—	5	(13,795)	11,333	(1,618)
Income tax (expense) benefit	(308)	—	—	5,016	(1,758)	(3,566)

Net income (loss) before equity in earnings of subsidiaries	(4,383)	—	5	(8,779)	9,575	(5,184)
Equity in earnings of subsidiaries	—	5,181	(4,388)	4,391	(5,184)	—

Net income (loss)	$(4,383)	$5,181	$(4,383)	$(4,388)	$4,391	$(5,184)

Comprehensive income (loss)	$(7,199)	$23,905	$(17,376)	$(7,204)	$1,575	$(8,099)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$498,268	$(61,789)	$—	$—	$470,012	$90,045
Cost of sales	401,940	(61,789)	—	—	384,164	79,565

Gross profit	96,328	—	—	—	85,848	10,480
Operating expenses
Selling and warehousing	(36,079)	—	—	—	(32,744)	(3,335)
General and administrative	(26,025)	—	—	(6,170)	(17,932)	(1,923)
Amortization of acquired intangible assets	(11,087)	—	—	—	(10,619)	(468)
Restructuring costs, net	(2,109)	—	—	—	(909)	(1,200)
Antitrust litigation costs	(40)	—	—	—	(40)	—

Operating income (loss)	20,988	—	—	(6,170)	23,604	3,554
Other expense
Interest expense, net	(24,138)	—	—	(27,047)	(8)	2,917
Intercompany interest	—	—	—	11,137	(10,984)	(153)
Miscellaneous, net	(657)	—	(1)	—	(2,706)	2,050

Income (loss) before income taxes	(3,807)	—	(1)	(22,080)	9,906	8,368
Income tax (expense) benefit	411	—	—	7,734	(4,965)	(2,358)

Net income (loss) before equity in earnings of subsidiaries	(3,396)	—	(1)	(14,346)	4,941	6,010
Equity in earnings of subsidiaries	—	(13,566)	(3,395)	10,951	6,010	—

Net income (loss)	$(3,396)	$(13,566)	$(3,396)	$(3,395)	$10,951	$6,010

Comprehensive income (loss)	$(2,372)	$3,100	$(20,845)	$(2,371)	$11,975	$5,769

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$496,232	$(59,740)	$—	$—	$472,173	$83,799
Cost of sales	376,159	(59,740)	—	—	362,541	73,358

Gross profit	120,073	—	—	—	109,632	10,441
Operating expenses
Selling and warehousing	(34,484)	—	—	—	(31,022)	(3,462)
General and administrative	(31,120)	—	(3)	(8,714)	(19,973)	(2,430)
Amortization of acquired intangible assets	(11,054)	—	—	—	(10,590)	(464)
Restructuring costs, net	(3,767)	—	—	—	(713)	(3,054)
Antitrust litigation costs	(884)	—	—	—	(884)	—

Operating income (loss)	38,764	—	(3)	(8,714)	46,450	1,031
Other expense
Interest expense, net	(27,712)	—	—	(27,659)	(30)	(23)
Intercompany interest	—	—	—	11,137	(10,956)	(181)
Miscellaneous, net	(2,880)	—	—	—	(2,879)	(1)

Income (loss) before income taxes	8,172	—	(3)	(25,236)	32,585	826
Income tax (expense) benefit	(5,702)	—	—	9,026	(10,105)	(4,623)

Net income (loss) before equity in earnings of subsidiaries	2,470	—	(3)	(16,210)	22,480	(3,797)
Equity in earnings of subsidiaries	—	(17,359)	2,473	18,683	(3,797)	—

Net income (loss)	$2,470	$(17,359)	$2,470	$2,473	$18,683	$(3,797)

Comprehensive income (loss)	$17,823	$(57,306)	$27,248	$17,826	$34,036	$(3,981)

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$5,420	$—	$—	$(22,514)	$22,658	$5,276

Cash flows from investing activities:
Capital expenditures	(16,192)	—	—	—	(14,836)	(1,356)
Proceeds from sale of property, plant and equipment	23	—	—	—	4	19

Net cash used in investing activities	(16,169)	—	—	—	(14,832)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,533)	—	—	(1,500)	(32)	(1)
Change in intercompany indebtedness	—	—	—	—	36	(36)

Net cash provided by (used in) financing activities	(1,533)	—	—	(1,500)	4	(37)
Effect of exchange rate changes on cash	2	—	—	—	—	2

Net increase (decrease) in cash and cash equivalents	(12,280)	—	—	(24,014)	7,830	3,904
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$66,637	$—	$1	$37,551	$12,751	$16,334

Condensed Consolidating Statement of Cash Flows (Unaudited)

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$18,836	$—	$(34)	$(15,194)	$29,136	$4,928

Cash flows from investing activities:
Capital expenditures	(20,804)	—	—	—	(17,147)	(3,657)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(18,836)	—	—	—	(16,571)	(2,265)
Cash flows from financing activities:
Debt repayments	(1,691)	—	—	(1,500)	(191)	—
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	46,694	(45,667)	(1,027)

Net cash provided by (used in) financing activities	(1,653)	—	38	45,194	(45,858)	(1,027)
Effect of exchange rate changes on cash	(36)	—	—	—	—	(36)

Net increase (decrease) in cash and cash equivalents	(1,689)	—	4	30,000	(33,293)	1,600
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$66,008	$—	$4	$30,016	$22,282	$13,706